Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (208,614)	$ (167,456)
Recognized in Net Income	297,629	31,716
Business Combination	100,852
Foreign Currency Translation Adjustment	1,945	(9,442)
Ending balance	191,812	(208,614)
Non-capital loss carry-forwards	3,200,000	1,800,000
Non-capital loss carry-forwards that will expire	2,600,000
Non-capital loss carry-forwards with no expiration date	575,700
Deferred income tax asset	213,145	57,244
Deferred income tax liability	21,333	265,858
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(807,514)	(760,579)
Recognized in Net Income	200,623	18,081
Business Combination	(111,131)
Foreign Currency Translation Adjustment	11,921	(28,854)
Ending balance	(706,101)	(807,514)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,506)	0
Recognized in Net Income	4,506	2,506
Business Combination	(4,738)
Ending balance	(2,738)	(2,506)
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(20,951)	(21,616)
Recognized in Net Income	8,225	1,137
Foreign Currency Translation Adjustment	(320)	1,802
Ending balance	(13,046)	(20,951)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	145,275	185,336
Recognized in Net Income	(873)	40,693
Business Combination	6,575
Foreign Currency Translation Adjustment	(121)	632
Ending balance	150,856	145,275
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	0	31,492
Recognized in Net Income		31,492
Ending balance		0
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	416,131	342,884
Recognized in Net Income	79,343	(61,005)
Business Combination	156,385
Foreign Currency Translation Adjustment	(4,298)	12,242
Ending balance	647,561	416,131
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	60,951	55,027
Recognized in Net Income	5,805	(1,188)
Business Combination	53,761
Foreign Currency Translation Adjustment	(5,237)	4,736
Ending balance	$ 115,280	$ 60,951